STOCKHOLDERS' EQUITY (Details 1) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Option shares								1,529,908
Total fair value of options								$ 1,021,733
Stock-based compensation expense	$ 186,745	$ 156,355	$ 194,428	$ 191,170	$ 166,170	$ 537,528	$ 374,006	532,108	$ 0
Unrecognized expense								$ 529,625
Consultants
Option shares								1,280,000
Vesting periods								July 25, 2018 to July 24, 2019
Total fair value of options								$ 682,240
Stock-based compensation expense								466,197
Unrecognized expense								$ 216,043
Consultants
Option shares								185,221
Vesting periods								January 16, 2019 to January 15, 2022
Total fair value of options								$ 336,732
Stock-based compensation expense								23,150
Unrecognized expense								$ 313,582
Chief Executive Officer
Option shares								64,687
Vesting periods								Options were fully vested as of the grant date, as disclosed above.
Total fair value of options								$ 42,761
Stock-based compensation expense								42,761
Unrecognized expense								$ 0